Guarantor Subsidiaries - Condensed Statements of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Operating Activities:
Net income	$ 150,230		$ 103,883		$ 51,008
Adjustments to reconcile net income to net cash flows from operating activities from continuing operations:
Depreciation and other	179,147	[1]	145,478	[1]	123,687	[1]
Amortization of intangible assets and deferred financing fees	7,504		5,182		5,338
Share-based payments expense	19,362		16,211		16,016
Excess tax benefits on share-based payments	(5,740)		(2,471)		(6,887)
Deferred income taxes	87,573		60,076		41,395
Loss from discontinued operations, net of tax	0		11,068		14,886
Loss from equity method investments, net	5,184		1,591		0
Non-cash interest on convertible debt	7,109		6,551		6,037
Other	(4,100)		(95)		666
Equity in income (losses) of subsidiaries	0		0		0
Cash flows from changes in operating assets and liabilities from continuing operations:
Accounts receivable	(17,061)		(15,289)		(7,087)
Content library	(30,693)		(2,062)		(44,985)
Prepaid expenses and other current assets	(6,963)		(4,869)		(9,295)
Other assets	858		1,769		1,793
Accounts payable	58,248		12,550		81,368
Accrued payable to retailers	10,461		30,826		4,252
Other accrued liabilities	2,787		36,117		37,427
Net cash flows from operating activities from continuing operations	463,906		406,516		315,619
Investing Activities:
Purchases of property and equipment	(208,054)		(179,236)		(170,847)
Proceeds from sale of property and equipment	1,131		695		1,143
Proceeds from sale of businesses, net	0		8,220		26,617
Acquisition of NCR DVD kiosk business	(100,000)		0		0
Equity investments	(39,727)		(4,912)		0
Investments in and advances to affiliates	0		0
Net cash flows from investing activities from continuing operations	(346,650)		(175,233)		(143,087)
Financing Activities:
Principal payments on capital lease obligations and other debt	(16,392)		(28,202)		(36,312)
Borrowings from term loan	0		175,000		0
Principal payments on term loan and repurchase of convertible debt	(31,513)		(4,375)		0
Net payments on credit facility	0		(150,000)		(75,000)
Net cash flows from investing activities from continuing operations	0		(4,196)		0
Excess tax benefits related to share-based payments	5,740		2,471		6,887
Repurchases of common stock and ASR program	(139,724)		(63,349)		(49,245)
Proceeds from exercise of stock options	4,592		3,261		31,624
Net cash flows from financing activities from continuing operations	(177,297)		(69,390)		(122,046)
Effect of exchange rate changes on cash	1,080		(454)		(637)
Increase (decrease) in cash and cash equivalents from continuing operations	(58,961)		161,439		49,849
Cash flows from discontinued operations:
Operating cash flows	0		9,678		(9,524)
Investing cash flows	0		(12,678)		(2,600)
Financing cash flows	0		0		(166)
Net cash flows from discontinued operations	0		(3,000)		(12,290)
Increase (decrease) in cash and cash equivalents	(58,961)		158,439		37,559
Cash and cash equivalents:
Beginning of period	341,855		183,416		145,857
End of period	282,894		341,855		183,416
Reportable Legal Entities | Outerwall Inc.
Operating Activities:
Net income	150,230		103,883		50,924
Adjustments to reconcile net income to net cash flows from operating activities from continuing operations:
Depreciation and other	30,836		26,370		32,481
Amortization of intangible assets and deferred financing fees	4,472		4,990		4,581
Share-based payments expense	10,998		8,498		7,569
Excess tax benefits on share-based payments	(5,740)		(2,471)		(6,887)
Deferred income taxes	18,578		14,057		1,402
Loss from discontinued operations, net of tax			11,733		(532)
Loss from equity method investments, net	2,179		1,591
Non-cash interest on convertible debt	7,109		6,551		6,037
Other	(1,390)		(684)		835
Equity in income (losses) of subsidiaries	(141,327)		(103,090)		(73,660)
Cash flows from changes in operating assets and liabilities from continuing operations:
Accounts receivable	(371)		432		(38)
Content library	(673)		(436)		2,088
Prepaid expenses and other current assets	1,386		(2,718)		(2,082)
Other assets	39		358		1,543
Accounts payable	815		5,977		1,984
Accrued payable to retailers	7,432		7,968		(1,312)
Other accrued liabilities	(5,008)		7,132		20,640
Net cash flows from operating activities from continuing operations	79,565		90,141		45,573
Investing Activities:
Purchases of property and equipment	(64,423)		(67,409)		(33,444)
Proceeds from sale of property and equipment	302		193		8,216
Proceeds from sale of businesses, net			8,220		26,585
Acquisition of NCR DVD kiosk business	0
Equity investments	(10,877)		(4,912)		59,413
Investments in and advances to affiliates	96,990		184,264
Net cash flows from investing activities from continuing operations	21,992		120,356		60,770
Financing Activities:
Principal payments on capital lease obligations and other debt	(8,226)		(5,396)		(2,016)
Borrowings from term loan			175,000
Principal payments on term loan and repurchase of convertible debt	(31,513)		(4,375)
Net payments on credit facility			(150,000)		(75,000)
Net cash flows from investing activities from continuing operations			(4,196)
Excess tax benefits related to share-based payments	5,740		2,471		6,887
Repurchases of common stock and ASR program	(139,724)		(63,349)		(49,245)
Proceeds from exercise of stock options	4,592		3,261		31,624
Net cash flows from financing activities from continuing operations	(169,131)		(46,584)		(87,750)
Effect of exchange rate changes on cash	(196)		78		0
Increase (decrease) in cash and cash equivalents from continuing operations			163,991		18,593
Cash flows from discontinued operations:
Operating cash flows			0		0
Investing cash flows			0		0
Financing cash flows					0
Net cash flows from discontinued operations			0		0
Increase (decrease) in cash and cash equivalents	(67,770)		163,991		18,593
Cash and cash equivalents:
Beginning of period	310,259		146,268		127,675
End of period	242,489		310,259		146,268
Reportable Legal Entities | Combined Guarantor Subsidiaries
Operating Activities:
Net income	141,327		102,021		71,225
Adjustments to reconcile net income to net cash flows from operating activities from continuing operations:
Depreciation and other	144,805		116,106		89,054
Amortization of intangible assets and deferred financing fees	3,032		192		757
Share-based payments expense	8,364		7,713		8,666
Excess tax benefits on share-based payments	0		0		0
Deferred income taxes	70,607		44,362		38,909
Loss from discontinued operations, net of tax			(729)		0
Loss from equity method investments, net	3,005		0
Non-cash interest on convertible debt	0		0		0
Other	(2,720)		589		(168)
Equity in income (losses) of subsidiaries	6,355		(5,149)		14,228
Cash flows from changes in operating assets and liabilities from continuing operations:
Accounts receivable	(15,787)		(15,504)		(7,111)
Content library	(27,079)		(1,626)		(47,127)
Prepaid expenses and other current assets	(8,159)		(2,178)		(7,930)
Other assets	848		1,411		250
Accounts payable	55,671		6,915		78,983
Accrued payable to retailers	1,025		17,993		5,600
Other accrued liabilities	7,520		26,002		32,384
Net cash flows from operating activities from continuing operations	388,814		298,118		277,720
Investing Activities:
Purchases of property and equipment	(130,672)		(109,492)		(133,890)
Proceeds from sale of property and equipment	782		445		(6,957)
Proceeds from sale of businesses, net			0		0
Acquisition of NCR DVD kiosk business	(100,000)
Equity investments	(28,850)		0		(101,395)
Investments in and advances to affiliates	(122,272)		(173,452)
Net cash flows from investing activities from continuing operations	(381,012)		(282,499)		(242,242)
Financing Activities:
Principal payments on capital lease obligations and other debt	(7,802)		(22,480)		(34,065)
Borrowings from term loan			0
Principal payments on term loan and repurchase of convertible debt	0		0
Net payments on credit facility			0		0
Net cash flows from investing activities from continuing operations			0
Excess tax benefits related to share-based payments	0		0		0
Repurchases of common stock and ASR program	0		0		0
Proceeds from exercise of stock options	0		0		0
Net cash flows from financing activities from continuing operations	(7,802)		(22,480)		(34,065)
Effect of exchange rate changes on cash	0		(102)		(275)
Increase (decrease) in cash and cash equivalents from continuing operations			(6,963)		1,138
Cash flows from discontinued operations:
Operating cash flows			0		0
Investing cash flows			0		0
Financing cash flows					0
Net cash flows from discontinued operations			0		0
Increase (decrease) in cash and cash equivalents	0		(6,963)		1,138
Cash and cash equivalents:
Beginning of period	0		6,963		5,825
End of period	0		0		6,963
Reportable Legal Entities | Combined Non-Guarantor Subsidiaries
Operating Activities:
Net income	(6,355)		6,218		(11,793)
Adjustments to reconcile net income to net cash flows from operating activities from continuing operations:
Depreciation and other	3,506		3,002		2,236
Amortization of intangible assets and deferred financing fees	0		0		0
Share-based payments expense	0		0		(219)
Excess tax benefits on share-based payments	0		0		0
Deferred income taxes	(1,612)		1,657		1,084
Loss from discontinued operations, net of tax			64		15,418
Loss from equity method investments, net	0		0
Non-cash interest on convertible debt	0		0		0
Other	10		0		(1)
Equity in income (losses) of subsidiaries	0		0		0
Cash flows from changes in operating assets and liabilities from continuing operations:
Accounts receivable	(903)		(217)		62
Content library	(2,941)		0		54
Prepaid expenses and other current assets	(190)		27		717
Other assets	(29)		0		0
Accounts payable	1,946		(172)		401
Accrued payable to retailers	2,004		4,865		(36)
Other accrued liabilities	275		2,983		(15,597)
Net cash flows from operating activities from continuing operations	(4,289)		18,427		(7,674)
Investing Activities:
Purchases of property and equipment	(12,959)		(2,335)		(3,513)
Proceeds from sale of property and equipment	47		57		(116)
Proceeds from sale of businesses, net			0		32
Acquisition of NCR DVD kiosk business	0
Equity investments	0		0		41,982
Investments in and advances to affiliates	25,282		(10,812)
Net cash flows from investing activities from continuing operations	12,370		(13,090)		38,385
Financing Activities:
Principal payments on capital lease obligations and other debt	(364)		(326)		(231)
Borrowings from term loan			0
Principal payments on term loan and repurchase of convertible debt	0		0
Net payments on credit facility			0		0
Net cash flows from investing activities from continuing operations			0
Excess tax benefits related to share-based payments	0		0		0
Repurchases of common stock and ASR program	0		0		0
Proceeds from exercise of stock options	0		0		0
Net cash flows from financing activities from continuing operations	(364)		(326)		(231)
Effect of exchange rate changes on cash	1,276		(430)		(362)
Increase (decrease) in cash and cash equivalents from continuing operations			4,581		30,118
Cash flows from discontinued operations:
Operating cash flows			9,678		(9,524)
Investing cash flows			(12,678)		(2,600)
Financing cash flows					(166)
Net cash flows from discontinued operations			(3,000)		(12,290)
Increase (decrease) in cash and cash equivalents	8,993		1,581		17,828
Cash and cash equivalents:
Beginning of period	31,766		30,185		12,357
End of period	40,759		31,766		30,185
Eliminations
Operating Activities:
Net income	(134,972)		(108,239)		(59,348)
Adjustments to reconcile net income to net cash flows from operating activities from continuing operations:
Depreciation and other	0		0		(84)
Amortization of intangible assets and deferred financing fees	0		0		0
Share-based payments expense	0		0		0
Excess tax benefits on share-based payments	0		0		0
Deferred income taxes	0		0		0
Loss from discontinued operations, net of tax			0		0
Loss from equity method investments, net	0		0
Non-cash interest on convertible debt	0		0		0
Other	0		0		0
Equity in income (losses) of subsidiaries	134,972		108,239		59,432
Cash flows from changes in operating assets and liabilities from continuing operations:
Accounts receivable	0		0		0
Content library	0		0		0
Prepaid expenses and other current assets	0		0		0
Other assets	0		0		0
Accounts payable	(184)		(170)		0
Accrued payable to retailers	0		0		0
Other accrued liabilities	0		0		0
Net cash flows from operating activities from continuing operations	(184)		(170)		0
Investing Activities:
Purchases of property and equipment	0		0		0
Proceeds from sale of property and equipment	0		0		0
Proceeds from sale of businesses, net			0		0
Acquisition of NCR DVD kiosk business	0
Equity investments	0		0		0
Investments in and advances to affiliates	0		0
Net cash flows from investing activities from continuing operations	0		0		0
Financing Activities:
Principal payments on capital lease obligations and other debt	0		0		0
Borrowings from term loan			0
Principal payments on term loan and repurchase of convertible debt	0		0
Net payments on credit facility			0		0
Net cash flows from investing activities from continuing operations			0
Excess tax benefits related to share-based payments	0		0		0
Repurchases of common stock and ASR program	0		0		0
Proceeds from exercise of stock options	0		0		0
Net cash flows from financing activities from continuing operations	0		0		0
Effect of exchange rate changes on cash	0		0		0
Increase (decrease) in cash and cash equivalents from continuing operations			(170)		0
Cash flows from discontinued operations:
Operating cash flows			0		0
Investing cash flows			0		0
Financing cash flows					0
Net cash flows from discontinued operations			0		0
Increase (decrease) in cash and cash equivalents	(184)		(170)		0
Cash and cash equivalents:
Beginning of period	(170)		0		0
End of period	$ (354)		$ (170)		$ 0

[1]	“Direct operating” excludes depreciation and other of $127.2 million, $121.2 million, and $110.0 million for 2012, 2011, and 2010 respectively.